PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Cost	$ 3,824,361	$ 3,780,769
Less: accumulated depreciation and amortization	(1,048,555)	(912,705)
Property and equipment, net	2,775,806	2,868,064
Buildings [Member]
Property and Equipment, Net
Cost	3,384,762	2,301,644
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	301,910	286,436
Leasehold improvements [Member]
Property and Equipment, Net
Cost	134,091	110,981
Motor vehicles [Member]
Property and Equipment, Net
Cost	2,717	2,596
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 881	$ 1,079,112